Commitments and Contingency (Details) - Schedule of Operations - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Statement of Income Captions [Line Items]
Revenues	$ 4,335,591	$ 6,228,595	$ 6,473,638
Net income	$ 1,098,947	$ 1,684,991	$ 2,061,517